RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF NATURE OF RELATIONSHIPS WITH RELATED PARTIES

Nature of relationships with related parties:

Name of related party	Relationship with the Company
New Century International Homes Pte. Ltd.	Controlling shareholder
Golden Hill Capital Pte. Ltd. (“GHC”)	Major shareholder
Golden Hill Capital Ltd.	Indirect major shareholder
Gruppo 8 S.R.L.	Entity controlled by two common controlling beneficial shareholders
H.T.L. Furniture, Inc.	Entity controlled by two common controlling beneficial shareholders
Corium Italia S.R.L.	Entity controlled by two common controlling beneficial shareholders
HTL Global Pte. Ltd.	Entity controlled by two common controlling beneficial shareholders
New Century Trading (India) Private Limited	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (China) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (Changshu) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Sofa (Kunshan) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (Yangzhou) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (Huaian) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Furniture Vietnam Company Limited.	Entity controlled by two common controlling beneficial shareholders
HTL Product Design (Kunshan) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Import/Export Trading (Kunshan) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
New Century Sofa India Private Limited	Entity controlled by two common controlling beneficial shareholders
Trends Leather (Yangzhou) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Middle East Furniture LLC	Entity controlled by two common controlling beneficial shareholders
New Century Overseas Investments Pte. Ltd.	Entity controlled by two common controlling beneficial shareholders
New Century Home Pte. Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Leather Trading (Yangzhou) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders, closed on January 10, 2025
HTL Leather (China) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Manufacturing Pte Ltd.	Entity controlled by two common controlling beneficial shareholders, sold out on April 22, 2025

SCHEDULE OF RELATED PARTY BALANCES

Related party balances consisted of the following:

			As of December 31,
			2024	2025
Name	Nature
Gruppo 8 S.R.L.	Accounts receivable – related parties	(a)	$26,025	$101,783
Corium Italia S.R.L	Accounts receivable – related parties	(a)	287,910	154,660
Trends Leather (Yangzhou) Co., Ltd	Accounts receivable – related parties	(a)	615,016	5,507,066
			$928,951	$5,763,509

HTL Global Pte. Ltd.	Amount due from related party	(b)	$996,316	$2,708,435
New Century International Homes Pte Ltd	Amount due from related party	(b)	1,811,538	1,571,817
Golden Hill Capital Pte Ltd	Amount due from related party	(b)	-	2,745,840
			$2,807,854	$7,026,092

HTL Furniture (China) Co., Ltd.	Accounts payable – related parties	(c)	$10,998,808	$4,587,578
HTL Furniture (Changshu) Co., Ltd	Accounts payable – related parties	(c)	32,467,504	32,088,012
HTL Furniture (Kunshan) Co., Ltd	Accounts payable – related parties	(c)	18,118,921	16,747,618
HTL Furniture (Huai An) Co., Ltd	Accounts payable – related parties	(c)	9,031,916	8,173,680
HTL Import/Export Trading (Kunshan) Co., Ltd	Accounts payable – related parties	(c)	22,885	176,533
HTL Furniture Vietnam Company Limited.	Accounts payable – related parties	(c)	1,398,608	12,017,175
HTL Furniture (Yangzhou) Co. Ltd	Accounts payable – related parties	(c)	-	85,458
HTL Product Design (Kunshan) Co., Ltd	Accounts payable – related parties	(c)	659,510	845,404
HTL Middle East Furniture L.L.C	Accounts payable – related parties	(c)	26,647	29,900
Corium Italia S.R.L	Accounts payable – related parties	(c)	-	45,215
Gruppo 8 S.R.L.	Accounts payable – related parties	(c)	-	94,416
			$72,724,799	$74,890,989

HTL Global Pte. Ltd.	Amount due to related party	(d)	$292,753	$-

(a)	Accounts receivable due from related parties represented trade receivables from the sale of goods with the Company in the normal course of business, which are unsecured, interest-free, and grant with credit terms ranging from 60 to 90 days from the issue date of invoice.

(b)	These balances represented non-trade temporary advances made by the Company, which are unsecured, interest-free and repayable on demand.

(c)	Accounts payable due to related parties represented trade payables from the purchase of goods by the Company in the normal course of business, which are unsecured, interest-free and repayable on demand.

(d)	These balances represented non-trade temporary advances, which are unsecured, interest-free and has no fixed terms of repayment.

SCHEDULE OF RELATED PARTY TRANSACTIONS

		Years ended December 31,
		2023	2024	2025
Name of related parties	Nature

HTL Furniture Inc	Sale of sofa	$168,910	$212,654	$143,808
New Century Trading（India）Private Limited	Sale of sofa	217	2,273,588	2,660,281
Corium Italia S.R.L	Sale of sofa	(1,607)	-	-
HTL Leather Trading (Yangzhou) Co., Ltd.	Sale of leather	7,015,330	-	-
Trends Leather (Yangzhou) Co., Ltd.	Sale of leather	2,105,669	16,706,676	18,884,960
HTL Leather (China) Co., Ltd.	Sale of leather	692,485	-	-
		$9,981,004	$19,192,918	$21,689,049

Corium Italia S.R.L	Purchase of goods	$28,008	$14,410	$-
HTL Import/Export Trading (Kunshan) Co. Ltd.	Purchase of goods	132,563	92,165	461,824
Gruppo 8 S.R.L.	Purchase of goods	-	105,344	835,250
New Century Sofa India Private Limited	Purchase of goods	1,217,589	8,044,440	7,910,832
HTL Furniture (Huai An) Co., Ltd.	Purchase of goods	17,289,382	10,967,375	9,797,106
HTL Furniture Vietnam Company Limited.	Purchase of goods	-	3,901,169	21,255,119
HTL Furniture (Kunshan) Co., Ltd.	Purchase of goods	33,666,337	32,054,553	28,965,947
HTL Furniture (Changshu) Co., Ltd.	Purchase of goods	68,735,988	74,784,827	83,491,944
HTL Furniture (China) Co., Ltd.	Purchase of goods	107,277,084	107,053,182	104,218,558
Trends Leather Yangzhou Co Ltd	Purchase of sample leather	3,288	1,182	1,231
		$228,350,239	$237,018,647	$256,937,811

HTL Global Pte. Ltd.	Commission income	$-	$-	$14,573
Gruppo 8 S.R.L.	Commission income	-	27,205	69,409
Corium Italia S.R.L	Commission income	240,662	107,049	-
		$240,662	$134,254	$83,982

New Century Trading（India）Private Limited -Mumbai	Commission expense	$55,358	$253,695	$377,863
HTL Furniture Inc	Commission expense	2,193,852	1,979,659	2,038,722
HTL Furniture Inc	Service fee	-	453,795	395,290
		$2,249,210	$2,687,149	$2,811,875

HTL Furniture (Yangzhou) Co. Ltd	Professional fee	$-	$-	$522,234
HTL Import/Export Trading (Kunshan) Co. Ltd	Professional fee	-	110,392	560,638
HTL Product Design (Kunshan) Co. Ltd	Professional fee	4,200,561	5,411,696	5,178,857
		$4,200,561	$5,522,088	$6,261,729

HTL Global Pte. Ltd. (SG)	Recharge of costs	$-	$104,381	$6,905
HTL MIDDLE EAST FURNITURE L.L.C	Recharge of costs	-	-	119,015
New Century Trading（India）Private Limited	Recharge of costs	1,045,600	-	-
		$1,045,600	$104,381	$125,920

H.T.L. Furniture, Inc.	Showroom expense	$494,660	$552,824	$524,897
New Century International Homes Pte Ltd	Office rental income	$-	$-	$4,609
New Century Trading（India）Private Limited	Ocean freight recharge	$-	$-	$242,249
HTL Furniture Inc	Customers’ claims	$-	$-	$40,426
HTL Global Pte. Ltd. (SG)	Management fees	$-	$-	$3,452
HTL Manufacturing Pte Ltd	Other income - Service fee	$114,657	$-	$-